Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	8-K
Document Fiscal Period Focus	Q1
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Amendment Flag	false
Entity Registrant Name	EnLink Midstream Partners, LP
Entity Central Index Key	0001179060